Portfolio of Investments October 31, 2025
JFR
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 153.7% (95.1% of Total Investments)
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) –
$ 750,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (LIBOR 3 M + 7.112%) 8.034% 04/24/34 $ 687,073
2,500,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (LIBOR 3 M +
6.012%)
6.813 10/20/30 2,467,270
TOTAL ASSET-BACKED SECURITIES
(Cost $3,141,176) 3,154,343
SHARES DESCRIPTION VALUE
19638816 COMMON STOCKS - 1.4% (0.9% of Total Investments) 19638816
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
4,865 (c) TNT Crane & Rigging Inc 2,433
8,626 (c) TNT Crane & Rigging Inc 86
TOTAL CAPITAL GOODS 2,519
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
749 (c),(d) Belk Inc 5,992
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,992
CONSUMER SERVICES - 0.7% (0.4% of Total Investments)
1,458,756 (c) 24 Hour Fitness Worldwide Inc 14,587
57,279 (c) Cengage Learning Holdings II Inc 1,202,859
397,307 (c) Crown Finance US Inc 8,364,902
TOTAL CONSUMER SERVICES 9,582,348
ENERGY - 0.3% (0.2% of Total Investments)
42,689 Chord Energy Corp 3,872,746
TOTAL ENERGY 3,872,746
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
167,590 (c),(d) Millennium Health LLC 15,050
157,320 (c),(d) Millennium Health LLC 1,573
195,344 (c) Onex Carestream Finance LP 146,508
TOTAL HEALTH CARE EQUIPMENT & SERVICES 163,131
MATERIALS - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 3,714
TOTAL MATERIALS 3,714
MEDIA & ENTERTAINMENT - 0.1% (0.1% of Total Investments)
34,846 (c) Catalina Marketing Corp 1,045,380
2,513 (c) Crown Finance US Inc 52,909
TOTAL MEDIA & ENTERTAINMENT 1,098,289
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
60,637 (c) Bright Bidco BV 21,223
44,390 (c) Bright Bidco BV 15,536
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,759
SOFTWARE & SERVICES - 0.0% (0.0% of Total Investments)
573 (c),(d) Bloom Parent Inc 572,645
TOTAL SOFTWARE & SERVICES 572,645
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.0% of Total Investments)
8,348 (c) EJF SIDECAR FUND, SERIES LLC 83
63,304 (c) Riverbed Technology LLC/US 64
45,085 (c) Windstream Services PE LLC 901,700
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 901,847
TELECOMMUNICATION SERVICES - 0.2% (0.2% of Total Investments)
141,594 (c) EJF SIDECAR FUND, SERIES LLC 2,344,324
46,534 (c) Windstream Services PE LLC 930,680
TOTAL TELECOMMUNICATION SERVICES 3,275,004

Portfolio of Investments October 31, 2025
(continued)
JFR

SHARES DESCRIPTION VALUE
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,293 (c) ACBL HLDG CORP $ 123,822
TOTAL TRANSPORTATION 123,822
TOTAL COMMON STOCKS
(Cost $49,006,556) 19,638,816
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
228496488 CORPORATE BONDS - 16.3% (10.1% of Total Investments) 228496488
AUTOMOBILES & COMPONENTS - 0.2% (0.1% of Total Investments)
$ 3,000,000 (b) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 2,555,665
TOTAL AUTOMOBILES & COMPONENTS 2,555,665
CAPITAL GOODS - 0.9% (0.6% of Total Investments)
9,189,000 (b) Camelot Return Merger Sub Inc 8.750 08/01/28 8,494,461
4,537,000 TransDigm Inc 4.625 01/15/29 4,462,585
TOTAL CAPITAL GOODS 12,957,046
COMMERCIAL & PROFESSIONAL SERVICES - 0.6% (0.4% of Total Investments)
3,000,000 (b) Boost Newco Borrower LLC 7.500 01/15/31 3,187,110
762,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 5.750 04/15/26 763,875
4,750,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 4,625,855
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,576,840
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (0.3% of Total
Investments)
1,500,000 (b) Carvana Co 9.000 06/01/30 1,566,556
6,055,000 (b) Michaels Cos Inc/The 7.875 05/01/29 5,313,262
900,000 (b) Wand NewCo 3 Inc 7.625 01/30/32 940,621
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,820,439
CONSUMER SERVICES - 1.3% (0.8% of Total Investments)
10,261,000 (b) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 9,700,629
1,807,000 (b) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 1,741,150
5,325,000 (b) Muvico LLC 15.000 02/19/29 5,763,264
1,000,000 (b) Premier Entertainment Sub LLC / Premier Entertainment
Finance Corp
5.625 09/01/29 605,000
TOTAL CONSUMER SERVICES 17,810,043
ENERGY - 0.8% (0.5% of Total Investments)
1,314,000 (b) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 1,314,090
1,000,000 (b) eG Global Finance PLC 12.000 11/30/28 1,095,312
1,799,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 1,802,023
1,799,000 (b) MEG Energy Corp 5.875 02/01/29 1,800,356
6,000,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 5,956,453
TOTAL ENERGY 11,968,234
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4% (0.9% of Total Investments)
9,750,000 American Tower Corp 2.950 01/15/51 6,292,677
5,920,000 (b) Office Properties Income Trust 9.000 03/31/29 6,017,727
3,500,000 (b) Office Properties Income Trust 9.000 09/30/29 2,528,750
5,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 4,679,629
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,518,783
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (0.8% of Total Investments)
3,025,000 (b) Medline Borrower LP 3.875 04/01/29 2,938,202
9,080,561 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 9,795,655
1,930,000 (b) Team Health Holdings Inc 8.375 06/30/28 1,950,632
3,765,000 Tenet Healthcare Corp 6.125 10/01/28 3,769,853
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,454,342
INSURANCE - 0.2% (0.1% of Total Investments)
935,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 920,790
1,825,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 1,858,135
TOTAL INSURANCE 2,778,925
MATERIALS - 0.1% (0.1% of Total Investments)
1,000,000 Ball Corp 6.000 06/15/29 1,024,454
TOTAL MATERIALS 1,024,454

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.7% (1.1% of Total Investments)
$ 750,000 (b) Advantage Sales & Marketing Inc 6.500% 11/15/28 $ 644,557
13,000,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 9,201,325
2,353,000 (b) CSC Holdings LLC 5.500 04/15/27 2,183,312
18,647 (b) iHeartCommunications Inc 9.125 05/01/29 17,157
5,882,000 (b) McGraw-Hill Education Inc 5.750 08/01/28 5,870,163
1,000,000 (b) Scripps Escrow II Inc 3.875 01/15/29 904,176
4,000,000 (b) Sinclair Television Group Inc 8.125 02/15/33 4,076,360
1,199,000 (b) VZ Secured Financing BV 5.000 01/15/32 1,089,311
TOTAL MEDIA & ENTERTAINMENT 23,986,361
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3% (0.2% of Total
Investments)
3,600,000 (b) Bausch Health Cos Inc 5.250 02/15/31 2,425,716
2,650,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 2,031,323
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,457,039
SOFTWARE & SERVICES - 0.5% (0.3% of Total Investments)
4,000,000 (b) McAfee Corp 7.375 02/15/30 3,661,762
1,000,000 (b) Open Text Holdings Inc 4.125 12/01/31 930,996
5,518,515 (b) Rackspace Finance LLC 3.500 05/15/28 2,152,221
1,000,000 (b) Rocket Software Inc 9.000 11/28/28 1,030,478
TOTAL SOFTWARE & SERVICES 7,775,457
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (0.4% of Total Investments)
2,301,000 (b) CommScope LLC 4.750 09/01/29 2,293,830
4,750,000 (b) CommScope Technologies LLC 5.000 03/15/27 4,731,934
1,250,000 (b) Viasat Inc 7.500 05/30/31 1,172,925
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,198,689
TELECOMMUNICATION SERVICES - 4.7% (2.9% of Total Investments)
1,000,000 (b) Altice France SA 6.875 07/15/32 960,094
2,108,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 2,175,266
8,622,000 EchoStar Corp 10.750 11/30/29 9,491,740
9,216,000 (b) Frontier Communications Holdings LLC 5.875 10/15/27 9,208,908
2,000,000 (b) Frontier Communications Holdings LLC 5.000 05/01/28 1,997,349
2,250,000 Frontier Communications Holdings LLC 5.875 11/01/29 2,275,769
3,022,000 (b) Frontier Communications Holdings LLC 6.000 01/15/30 3,064,432
10,000,000 (b) Level 3 Financing Inc 4.000 04/15/31 8,925,000
1,000,000 (b) Lumen Technologies Inc 10.000 10/15/32 1,010,000
365,000 (b) Telesat Canada / Telesat LLC 5.625 12/06/26 277,400
7,820,000 (b) Vmed O2 UK Financing I PLC 4.250 01/31/31 7,139,643
8,160,000 (b) Vmed O2 UK Financing I PLC 4.750 07/15/31 7,552,046
11,864,377 (b) Zayo Group Holdings Inc 9.250 03/09/30 11,281,124
TOTAL TELECOMMUNICATION SERVICES 65,358,771
TRANSPORTATION - 0.4% (0.2% of Total Investments)
3,025,000 Delta Air Lines Inc 3.750 10/28/29 2,934,511
2,377,000 (b) United Airlines Inc 4.625 04/15/29 2,354,230
TOTAL TRANSPORTATION 5,288,741
UTILITIES - 0.7% (0.4% of Total Investments)
3,060,000 Pacific Gas and Electric Co 4.550 07/01/30 3,040,563
1 Pacific Gas and Electric Co 4.500 07/01/40 1
6,028,000 PG&E Corp 5.000 07/01/28 5,985,970
950,000 PG&E Corp 5.250 07/01/30 940,125
TOTAL UTILITIES 9,966,659
TOTAL CORPORATE BONDS
(Cost $218,976,002) 228,496,488

Portfolio of Investments October 31, 2025
(continued)
JFR

SHARES DESCRIPTION RATE VALUE
559,654 PREFERRED STOCK - 0.1% (0.0% of Total Investments) 559,654
TRANSPORTATION - 0.1% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0.000% $ 559,654
TOTAL TRANSPORTATION 559,654
TOTAL PREFERRED STOCK
(Cost $296,216) 559,654
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1904036793 VARIABLE RATE SENIOR LOAN INTERESTS - 135.7% (84.0% of Total Investments) 1904036793
AUTOMOBILES & COMPONENTS - 1.1% (0.7% of Total Investments)
$ 1,032,622 (a) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6.215 01/29/31 1,035,266
3,286,862 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.465 05/06/30 3,292,006
4,624,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.715 01/28/32 4,644,230
6,368,292 (a) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 7.829 10/04/28 6,283,625
TOTAL AUTOMOBILES & COMPONENTS 15,255,127
CAPITAL GOODS - 11.6% (7.2% of Total Investments)
7,896,815 (a),(e) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8.513 05/17/28 6,922,861
124,038 (a),(f) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 124,349
2,550,866 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + TSFR3M +
2.750%)
6.727 12/11/31 2,557,256
3,617,820 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.715 01/27/32 3,620,841
2,716,172 (a),(e) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8.796 08/01/30 2,410,603
3,570,000 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.227 07/09/32 3,590,528
13,460,698 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6.965 09/08/32 13,519,588
1,889,515 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.476 03/18/30 1,900,144
1,200,620 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.829 05/17/28 720,372
3,938,712 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5.991 07/27/28 3,946,097
967,513 (a) Cornerstone Building Brands, Inc., Term Loan, (TSFR1M +
5.625%)
9.657 08/01/28 894,949
4,643,406 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7.482 04/12/28 4,264,830
4,911,000 (a) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 9.215 07/08/30 4,860,662
1,042,000 (a) DG Investment Intermediate Holdings 2, Inc., Term Loan,
(TSFR1M + 3.750%)
7.715 07/12/32 1,045,913
3,187,020 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5.715 06/04/31 3,189,155
2,212,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6.753 09/24/32 2,218,227
1,871,500 (a) INNIO Group Holding GmbH, First Lien Term Loan B, (TSFR3M
+ 2.250%)
6.158 11/06/28 1,876,881
1,443,619 (a),(f) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
3.714 02/26/32 1,449,408
15,267,769 (a) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.500%)
6.621 02/26/32 15,328,993
465,555 (d) Kloeckner Pentaplast 13.991 11/07/25 415,088
6,223,446 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6.702 06/21/28 6,242,739
3,554,642 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6.468 09/26/31 3,575,383
1,474,752 (a),(e) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6.715 03/28/31 1,478,903
2,187,107 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8.447 10/15/29 1,684,620
1,124,000 (a),(e) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.545 10/15/29 1,146,480
2,080,638 (a) Oscar AcquisitionCo, LLC, Term Loan B, (TSFR3M + 4.250%) 8.252 04/30/29 1,880,376
2,042,258 (a) PINNACLE BUYER LLC, (CME Term SOFR 1 Month + 2.500%) 6.485 10/01/32 2,053,746
392,742 (a),(f) Pinnacle Buyer LLC, Delayed Draw Term Loan 0.000 10/01/32 394,951
6,548,095 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6.215 01/31/32 6,563,450
7,834,014 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6.215 04/14/31 7,855,361
1,373,222 (a) QXO Inc, Term Loan B, (TSFR1M + 3.000%) 6.965 04/30/32 1,377,246
3,090,000 (a) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
6.038 08/13/32 3,090,000
5,703,024 (a) Titan Acquisition Limited, Term Loan B, (TSFR3M + TSFR6M +
3.750%)
7.590 02/15/29 5,728,631
13,469,675 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 7.197 04/30/30 13,567,936
3,062,070 (a) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6.502 01/20/32 3,067,536

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 11,059,112 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.502% 02/28/31 $ 11,086,594
4,049,676 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.250%) 6.252 03/22/30 4,057,532
8,575,000 (a) TransDigm, Inc., Term Loan M, (TSFR3M + 2.500%) 6.502 08/19/32 8,587,605
4,101,253 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 7.829 11/20/28 4,119,196
TOTAL CAPITAL GOODS 162,415,030
COMMERCIAL & PROFESSIONAL SERVICES - 7.9% (4.9% of Total Investments)
11,250,000 (a) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7.315 08/20/32 11,308,331
4,868,000 (a) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6.215 09/29/31 4,872,868
4,555,746 (a) Anticimex International AB, Term Loan B1, (SOFR90A +
3.400%)
7.760 11/16/28 4,582,169
1,852,497 (a) Anticimex International AB, Term Loan B6, (SOFR90A +
3.400%)
7.760 11/16/28 1,864,371
598,448 (a),(f) Archkey Solutions LLC, Delayed Draw Term Loan B 4.250 11/03/31 603,760
5,160,651 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 8.252 11/03/31 5,206,452
3,788,854 (a) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.579 06/02/28 3,794,537
5,955,728 (a) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.465 10/01/31 5,971,034
1,428,967 (a) Dayforce, Inc., Term Loan B, (TSFR3M + 2.000%) 5.840 03/03/31 1,431,646
3,000,162 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.840 08/01/29 3,015,553
4,891,429 (a) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7.048 02/01/29 4,900,601
3,300,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.671 03/03/32 3,305,775
4,243,699 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.500%) 6.359 07/25/30 4,251,996
2,209,000 (a) Openlane Inc, Term Loan B, (TSFR1M + 2.500%) 6.588 10/08/32 2,214,523
1,500,000 (a),(g) Prime Security Services Borrower LLC, (TBD) TBD TBD 1,493,437
6,507,843 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR6M + 2.000%)
6.129 10/15/30 6,504,394
835,000 (a) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
6.265 01/15/31 834,478
4,134,850 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6.281 11/30/28 4,142,086
320,098 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6.281 11/30/28 320,658
16,284,000 (a),(g) United States, (TBD) TBD TBD 16,249,071
3,757,032 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8.090 04/12/27 1,668,141
17,583,330 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.829 03/27/28 17,625,090
2,250,000 (a),(g) XPLOR T1 LLC, (TBD) TBD TBD 2,252,812
2,653,200 (a) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7.502 06/24/31 2,656,517
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 111,070,300
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1% (2.5% of Total
Investments)
810,937 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7.999 11/08/27 813,301
3,992,746 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6.492 10/16/31 4,017,301
8,938,524 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6.090 11/08/32 8,964,178
1,689,815 (a) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7.002 06/17/31 1,675,451
2,564,100 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.502 06/09/31 2,571,113
1,142,691 (a) Kodiak Building Partners Inc., Term Loan B, (TSFR3M + 3.750%) 7.752 12/04/31 1,137,183
5,298,904 (a),(e) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7.881 06/06/31 5,131,115
2,418,057 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.582 04/23/31 2,410,500
8,683,864 (a) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8.513 04/17/28 8,328,738
2,371,056 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.465 03/27/31 2,381,856
1,245,000 (a) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8.485 03/17/31 1,251,225
2,854,000 (a) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7.513 03/06/28 2,818,468
4,009,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 8.031 08/18/32 3,958,888
4,416,998 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.579 10/20/28 4,300,146
5,973,917 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.465 01/30/31 5,967,495

Portfolio of Investments October 31, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 1,808,730 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7.215% 10/29/29 $ 1,815,214
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 57,542,172
CONSUMER DURABLES & APPAREL - 3.3% (2.1% of Total Investments)
6,342,384 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6.215 12/21/28 6,346,951
16,803,713 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7.129 07/31/28 16,859,333
1,531,116 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.579 05/30/28 1,537,600
994,987 (a) Hunter Douglas Inc., Term Loan B, (TSFR3M + 3.250%) 7.252 01/20/32 998,982
107,218 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.616 06/29/28 101,053
2,612,503 (a) Somnigroup International Inc, Term Loan B, (TSFR1M +
2.250%)
6.215 10/24/31 2,630,464
3,671,566 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
3.000%)
6.965 03/18/30 3,650,289
5,586,000 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 7.026 08/26/31 5,605,551
7,020,000 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7.735 10/01/32 7,009,786
2,284,275 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.704 02/20/32 2,289,986
TOTAL CONSUMER DURABLES & APPAREL 47,029,995
CONSUMER SERVICES - 13.8% (8.6% of Total Investments)
29,751,269 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5.715 09/23/30 29,706,196
1,486,281 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
5.912 06/11/31 1,469,561
1,765,996 (a) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.465 05/31/30 1,773,731
3,463,591 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.465 08/17/28 3,480,909
9,722,950 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.215 02/06/30 9,675,356
3,940,000 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6.215 02/06/31 3,912,913
5,676,356 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.715 01/31/31 5,582,356
2,385,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR1M +
4.750%)
8.715 03/29/32 2,440,904
6,591,787 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5.715 03/17/28 6,600,027
6,264,500 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6.002 09/19/31 6,282,103
2,320,735 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.675%)
7.677 06/25/29 2,341,053
12,094,936 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7.215 01/29/29 12,098,020
23,702,813 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.752 11/29/30 23,637,630
1,880,288 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 6.002 06/04/32 1,874,017
2,881,969 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6.358 07/28/31 2,889,995
5,748,483 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(SOFR90A + 2.250%)
6.370 10/31/29 5,757,939
1,366,575 (a) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 3.250%)
7.215 05/27/32 1,374,993
10,242,367 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
5.741 11/08/30 10,279,854
2,164,992 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5.965 08/02/28 2,163,195
18,173,231 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6.465 12/15/27 18,219,027
10,709,877 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6.287 04/16/29 10,756,732
3,845,363 (a),(e) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.502 11/30/29 3,343,408
6,463,594 (a) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR1M +
2.750%)
6.715 03/24/31 6,496,720
7,239,013 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.934 04/04/29 7,163,004
4,380,121 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.965 12/04/31 4,376,026
11,740,469 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.393 03/06/28 9,855,713
299,250 (a) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 6.038 11/21/31 300,257
TOTAL CONSUMER SERVICES 193,851,639

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.8% (1.7% of Total Investments)
$ 3,522,458 (a) BCP Renaissance Parent LLC, Term Loan B3, (TSFR3M +
2.500%)
6.502% 10/31/28 $ 3,538,750
1,967,481 (a) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7.699 02/07/28 1,981,214
1,973,076 (a) Epic Crude Services, LP, Term Loan B, (TSFR3M + 2.500%) 6.340 10/15/31 1,984,885
12,437,486 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7.146 11/16/26 12,515,220
5,989,160 (a) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
7.120 12/21/28 6,009,732
2,151,000 (a),(g) New Fortress Energy Inc, (TBD) TBD TBD 989,460
4,285,852 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6.227 10/05/28 4,301,667
3,352,227 (a) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6.465 11/17/28 3,361,395
4,522,767 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6.340 02/16/28 4,542,554
4 (a) Whitewater Whistler Holdings, LLC, Refinancing Term Loan,
(TSFR3M + 1.750%)
5.813 02/15/30 4
TOTAL ENERGY 39,224,881
FINANCIAL SERVICES - 1.6% (1.0% of Total Investments)
1,187,010 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.715 07/30/31 1,190,500
1,562,506 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 6.965 08/02/28 1,566,170
2,385,300 (a) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7.465 12/15/28 2,402,761
2,765,000 (a) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 7.308 09/13/32 2,783,429
2,000,000 (a) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.870 07/30/32 1,993,570
1,990,000 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.250%)
7.447 01/27/32 1,997,880
4,526,994 (a),(d),(h) Ditech Holding Corporation, Term Loan 0.000 06/30/27 453
495,174 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6.965 03/24/31 496,823
1,333,333 (a) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.000%) 7.026 09/20/32 1,336,113
1,905,959 (a) Orion Advisor Solutions, Inc., Repriced Term Loan, (TSFR3M +
3.250%)
7.110 09/09/30 1,915,193
1,333,000 (a) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.427 10/12/32 1,341,025
2,402,667 (a) Priority Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.715 07/30/32 2,406,871
3,727,409 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5.715 04/03/28 3,722,171
TOTAL FINANCIAL SERVICES 23,152,959
FOOD, BEVERAGE & TOBACCO - 2.5% (1.6% of Total Investments)
873,794 (a),(e) B&G Foods, Inc., Term Loan B, (TSFR1M + 3.500%) 7.465 10/10/29 839,279
4,207,277 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7.079 12/08/28 4,233,572
1,545,723 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
11.198 09/30/30 633,746
353,734 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
11.198 09/30/30 304,211
7,046,162 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6.715 02/12/31 7,029,356
2,162,657 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6.197 09/30/31 2,150,060
2,316,000 (a) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.502 01/24/29 2,338,847
5,258,034 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.762 07/12/29 5,297,469
129,310 (a),(f) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 130,011
1,367,263 (a) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.840 02/19/32 1,374,667
2,494,872 (a) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6.265 05/21/32 2,505,276
8,416,152 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.252 03/31/28 8,447,923
TOTAL FOOD, BEVERAGE & TOBACCO 35,284,417
HEALTH CARE EQUIPMENT & SERVICES - 14.1% (8.7% of Total Investments)
3,582,677 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.715 12/23/27 3,464,001
6,263,195 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 6.215 09/20/32 6,295,512
4,855,830 (a) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.215 01/15/31 4,892,249
9,995,683 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8.102 10/01/27 9,920,715
13,884,366 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7.384 09/20/32 13,959,202
2,063,067 (a) Insulet Corporation, Term Loan, (TSFR1M + 2.000%) 5.965 08/04/31 2,077,343
255,000 (a),(g) LifePoint Health, Inc., First Lien Term Loan B, (TBD) TBD TBD 255,490

Portfolio of Investments October 31, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 7,020,270 (a) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR3M + 4.000%)
8.003% 12/18/28 $ 6,760,520
5,202,591 (a),(e) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.440 11/01/28 3,901,943
33,718,921 (a),(e) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5.965 10/23/28 33,783,493
6,902,595 (a) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
7.833 03/02/28 6,722,300
154,648 (a) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
7.852 03/02/28 150,609
2,714,000 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7.590 08/06/32 2,730,230
5,845,000 (a) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6.902 04/23/32 5,876,972
1,231,289 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6.537 03/17/31 1,235,180
24,110,376 (a),(e) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.465 11/15/28 24,203,924
13,549,981 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.465 02/21/31 13,606,485
6,250,000 (a) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.502 06/30/32 6,249,375
1,970,137 (a) Resonetics, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6.593 06/18/31 1,973,890
2,628,553 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5.965 12/03/31 2,638,410
411,037 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.763%, PIK 1.000%)
5.382 06/28/28 427,481
7,054,134 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.763%, PIK 1.500%)
4.632 06/28/28 6,776,413
2,671,439 (a) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 8.002 09/30/30 2,679,187
21,269,939 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.465 12/19/30 21,350,127
9,600,938 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8.340 06/30/28 9,630,268
2,307,349 (a) US Radiology Specialists, Inc., Term Loan B, (TSFR3M + 4.750%) 8.752 12/15/27 2,319,913
3,956,502 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7.965 10/29/31 3,959,390
32,161 (a),(d) Vyaire Medical, Inc., PIK Roll Up Term Loan 0.000 06/14/27 3
1,403,005 (a),(d) Vyaire Medical, Inc., Term Loan B 0.000 04/16/25 140
TOTAL HEALTH CARE EQUIPMENT & SERVICES 197,840,765
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (0.1% of Total Investments)
2,586,563 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.763 05/16/28 2,595,383
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,595,383
INSURANCE - 10.6% (6.5% of Total Investments)
11,070,966 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.965 11/06/30 11,077,886
5,810,000 (a) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7.215 05/28/32 5,846,051
17,348,780 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.465 09/19/31 17,351,729
3,051,938 (a) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.250%) 6.252 01/30/32 3,059,354
14,126,000 (a),(e) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.329 02/03/28 13,876,605
251,899 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8.327 08/21/28 253,044
7,980,000 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.215 09/19/30 7,958,414
5,027,013 (a) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.329 07/30/27 5,034,101
21,810,857 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.715 06/16/31 21,886,323
3,030,500 (a) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6.215 10/15/30 3,045,652
19,568,676 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6.120 06/20/30 19,655,072
1,576,214 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.965 09/15/31 1,580,651
8,628,255 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.465 07/31/31 8,636,064
1,205,000 (a) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
7.215 06/17/32 1,211,025
11,954,718 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.752 05/06/31 11,962,309
5,170,158 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6.252 09/27/30 5,179,154
10,781,786 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.252 11/23/29 10,807,393
TOTAL INSURANCE 148,420,827

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 5.8% (3.6% of Total Investments)
$ 1,570,097 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.715% 08/19/30 $ 1,576,967
3,920,779 (a) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.250%)
7.314 06/09/31 3,921,269
3,548,062 (a) Charter NEX US, Inc., Term Loan B1, (TSFR1M + 2.750%) 6.798 12/02/30 3,565,040
215,633 (a),(f) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan 3.250 03/29/32 215,406
12,690,561 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
7.215 03/29/32 12,677,172
7,783,125 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.140 04/13/29 7,787,250
0 (a) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
7.607 10/04/29 0
976,230 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5.840 06/12/31 975,097
1,921,813 (a) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7.502 04/02/32 1,861,275
4,307,643 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (CME Term
SOFR 6 Month + 4.725%)
0.000 02/09/26 1,903,461
2,478,202 (a) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8.027 07/03/28 2,209,639
7,938,602 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7.036 04/03/28 7,943,564
638,686 (a) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7.162 04/03/28 638,986
677,664 (a) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 7.829 08/03/26 629,489
1,176,878 (a) Plaze, Inc., Term Loan B, (TSFR1M + 3.500%) 7.579 08/03/26 1,093,214
5,210,072 (a) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8.050 09/15/28 5,216,871
7,174,000 (a),(g) Qnity Electronics Inc, (TBD) TBD TBD 7,187,487
2,890,000 (a) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5.593 09/16/32 2,900,231
3,866,321 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.465 04/21/31 3,877,862
12,829,795 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.215 03/03/31 12,789,446
183,904 (a),(f) USALCO, LLC, Delayed Draw Term Loan 1.000 09/30/31 184,249
1,771,586 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.465 09/30/31 1,774,908
TOTAL MATERIALS 80,928,883
MEDIA & ENTERTAINMENT - 9.8% (6.0% of Total Investments)
2,525,939 (a),(e) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8.446 10/28/27 2,235,280
2,394,670 (a) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 8.110 04/28/28 2,358,762
5,734,764 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 9.048 10/31/28 5,658,291
9,847,769 (a) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.360 05/14/29 9,749,291
9,675,413 (a),(e) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10.860 05/15/31 9,666,802
22,336,156 (a),(e) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11.031 01/04/29 22,418,688
2,872,500 (a) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6.079 05/03/28 2,806,087
3,225,297 (a) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7.588 03/24/31 3,188,013
851,422 (a) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.840 10/30/30 855,466
4,152,674 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
6.233 05/24/30 4,158,238
14,291,052 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8.079 08/23/28 14,336,140
4,092,706 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.602 06/18/29 3,795,985
11,220,354 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.629 12/02/31 11,211,321
8,195,576 (a) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8.500 04/15/27 7,739,779
12,321,225 (a),(e) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.532 01/18/28 12,227,399
592,628 (a) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.897 06/30/28 602,196
2,484,757 (a) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.497 11/30/29 2,413,941
2,373,116 (a) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.815 08/06/31 2,373,116
2,106,779 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7.198 02/10/31 2,120,441
3,518,160 (a) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7.402 12/31/29 3,215,827
2,568,046 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.500%)
6.691 02/17/32 2,564,477

Portfolio of Investments October 31, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,225,000 (a) Sunrise Financing Partnership, Term Loan AAA1, (TSFR3M +
2.500%)
6.426% 02/17/32 $ 1,224,657
3,700,000 (a) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7.397 01/31/29 3,698,465
513,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7.052 03/31/31 503,107
6,348,967 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
7.173 12/11/28 5,852,986
TOTAL MEDIA & ENTERTAINMENT 136,974,755
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2% (1.4% of Total
Investments)
8,477,000 (a),(g) 1261229 BC Ltd, (TBD) TBD TBD 8,439,955
3,250,000 (a) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7.465 08/02/32 3,281,135
13,896,566 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.215 05/05/28 13,945,760
4,577,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.241 05/19/31 4,155,720
1,600,719 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.965 04/20/29 1,606,386
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 31,428,956
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4% (0.9% of Total Investments)
4,003,300 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.465 01/31/30 4,025,819
3,284,063 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6.715 01/31/30 3,297,757
11,898,000 (a) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7.579 12/08/25 11,877,357
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,200,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.1% of Total
Investments)
2,992,500 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.753 11/13/31 2,995,029
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,995,029
SOFTWARE & SERVICES - 25.5% (15.8% of Total Investments)
3,941,168 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.750%) 6.752 02/03/31 3,957,583
353 (a) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7.340 05/08/28 353
6,457,000 (a) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.329 01/22/29 6,174,054
4,937,625 (a) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6.735 03/29/32 4,953,697
9,289,622 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.465%,
PIK 7.500%)
5.732 08/01/28 8,178,165
4,114,687 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 6.965 11/25/31 4,131,578
17,530,748 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.002 01/31/31 17,596,489
20,355,188 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 20,245,067
843,511 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5.965 01/23/32 845,359
992,506 (a) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7.252 03/24/31 993,826
2,921,312 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.884 03/29/32 2,818,146
11,275,163 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.884 05/01/31 10,889,947
8,208,750 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7.185 10/09/31 8,236,988
1,205,000 (a) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.250%) 7.484 08/06/32 1,212,531
1,552,721 (a) Drake Software, LLC, Term Loan B, (TSFR1M + 4.250%) 8.215 06/26/31 1,544,957
9,611,255 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.750%)
6.715 10/09/29 9,637,542
22,437,988 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.465 05/30/31 22,512,819
3,147,218 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7.106 06/27/31 3,159,020
9,299,875 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.715 09/12/29 9,306,199
17,039,784 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.465 01/30/32 16,877,906
12,400,250 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6.215 10/30/28 12,454,501
3,862,614 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.590 12/08/31 3,868,891
6,094,375 (a) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7.215 03/22/32 6,101,353
3,171,097 (a) Marcel LUX IV SARL, Repriced Term Loan, (SOFR30A + 3.000%) 7.130 11/13/30 3,182,989
14,794,545 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.965 03/01/29 14,085,590
14,334,724 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7.215 06/17/31 14,364,611
8,255,111 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.715 01/31/30 8,259,775

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 6,979,000 (a),(g) Peraton Corp., Term Loan B, (TBD) TBD TBD $ 6,047,164
1,405,043 (a) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8.715% 03/24/31 1,239,950
2,313,375 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.752 11/03/31 2,322,050
7,589,484 (a) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6.965 04/30/31 7,608,799
746,231 (a) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7.252 10/28/30 747,295
9,263,858 (a) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 6.965 08/31/28 9,320,645
5,770,326 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.412 05/15/28 5,876,125
12,958,963 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.912 05/15/28 5,892,311
6,855,234 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.715 11/28/28 6,837,479
2,399,872 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.965 05/09/31 2,407,875
2,986,500 (a) Synechron Inc, Term Loan B, (TSFR1M + 3.750%) 7.715 10/03/31 2,919,304
4,326,931 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
5.715 08/31/28 4,221,462
27,449,409 (a) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10.340 10/29/29 26,797,485
24,837,067 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.338 02/10/31 24,862,277
5,628,259 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8.102 04/24/28 5,441,823
2,709,559 (a) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 6.090 04/14/31 2,689,237
1,863,550 (a) World Wide Technology Holding Co. LLC, Repriced Term Loan
B, (TSFR1M + 2.000%)
5.991 03/01/30 1,871,703
5,010,000 X Corp 9.500 10/29/29 5,031,919
13,931,840 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.715 09/28/29 13,751,353
7,116,025 (a) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 5.715 02/28/30 7,036,432
TOTAL SOFTWARE & SERVICES 358,512,624
TECHNOLOGY HARDWARE & EQUIPMENT - 5.4% (3.4% of Total Investments)
36,260,869 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.715 12/17/29 36,637,258
475,000 (a) Delta TopCo, Inc., 2nd Lien Term Loan, (TSFR1M + TSFR3M +
5.250%)
9.308 11/29/30 474,112
15,225,595 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6.808 11/30/29 15,075,242
2,522,231 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6.248 09/22/31 2,533,782
1,425,000 (a),(g) PROJECT AURORA US FINCO, (TBD) TBD TBD 1,430,344
12,145,605 (a) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.250%) 9.352 08/21/28 11,661,481
488,475 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.579 03/05/29 485,728
7,907,655 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.646 05/30/30 7,838,463
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 76,136,410
TELECOMMUNICATION SERVICES - 7.1% (4.4% of Total Investments)
7,018,433 (a) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 6.215 11/24/28 7,031,031
3,569,879 (a) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.465 09/28/29 3,559,723
6,048,000 (a),(g) Connect Holding II LLC, (TBD) TBD TBD 5,569,573
876,023 (a),(d) Cyxtera DC Holdings, Inc., Term Loan B 0.000 05/01/26 4,818
5,689,000 (a) Digicel International Finance Limited, Term Loan B, (Prime +
5.250%)
9.492 08/09/32 5,615,043
7,384,293 (a) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6.532 07/01/31 7,400,465
9,339,000 (a) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
7.215 03/29/32 9,339,000
13,633,379 (a),(e) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.429 04/15/30 13,583,549
6,933,283 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 9.965 06/01/28 7,050,282
1,182,000 (a),(g) Lumen Technologies, Inc., Term Loan B1, (TBD) TBD TBD 1,177,573
6,575,000 (a),(e) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7.210 12/07/26 5,166,832
4,543,000 (a) Windstream Services LLC, (CME Term SOFR 1 Month + 4.000%) 7.965 10/06/32 4,508,928
26,768,393 (a),(e) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.500%) 7.579 03/11/30 25,626,587
3,716,523 (a) Ziggo Financing Partnership, Term Loan I, (TSFR6M + 2.500%) 6.706 04/28/28 3,717,397
TOTAL TELECOMMUNICATION SERVICES 99,350,801

Portfolio of Investments October 31, 2025
(continued)
JFR

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 2.2% (1.3% of Total Investments)
$ 507,275 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5.965% 03/21/31 $ 509,114
4,286,984 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.134 04/20/28 4,296,737
3,302,037 (a) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.688%)
6.742 07/01/31 3,319,488
6,320,790 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.465 07/01/31 6,345,757
2,622,678 (a) First Student Bidco Inc, Term Loan B, (TSFR3M + 2.500%) 6.711 08/15/30 2,629,563
479,885 (a) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%) 6.711 08/15/30 481,024
3,603,498 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.465 09/23/31 3,616,921
2,469,767 (a) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 7.079 03/31/28 2,428,744
3,750,000 (a) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 6.162 04/09/32 3,750,394
2,910,700 (a) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6.196 02/24/31 2,922,401
TOTAL TRANSPORTATION 30,300,143
UTILITIES - 2.5% (1.5% of Total Investments)
2,486,228 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5.935 12/15/27 2,487,781
2,485,000 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7.476 10/28/31 2,510,297
1,713,492 (a) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
3.500%)
7.734 05/06/32 1,728,314
122,500 (a) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
3.500%)
7.734 05/06/32 123,560
2,431,329 (a) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5.660 04/16/31 2,439,778
5,845,000 (a),(e) Talen Energy Supply LLC, (CME Term SOFR 1 Month + 2.000%) 5.984 10/12/32 5,848,653
9,091,300 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.733 12/15/31 9,116,892
10,244,594 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 10,269,489
TOTAL UTILITIES 34,524,764
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,900,320,323) 1,904,036,793
SHARES DESCRIPTION VALUE
551528 WARRANTS - 0.0% (0.0% of Total Investments) 551528
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,411 ACBL HLDG CORP 130,194
6,822 ACBL HLDG CORP 393,118
26,910 (d) American Commercial Barge Line LLC 6,727
61,398 (d) American Commercial Barge Line LLC 21,489
TOTAL TRANSPORTATION 551,528
TOTAL WARRANTS
(Cost $508,799) 551,528
TOTAL LONG-TERM INVESTMENTS
(Cost $2,172,249,072) 2,156,437,622
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  7.9%(4.9% of Total Investments)
INVESTMENT COMPANIES - 7.9% (4.9% of Total Investments) –
111,441,675 BlackRock Liquidity Funds T-Fund 4.517(i) 111,441,675
TOTAL INVESTMENT COMPANIES
(Cost $111,441,675) 111,441,675
TOTAL SHORT-TERM INVESTMENTS
(Cost $111,441,675) 111,441,675
TOTAL INVESTMENTS - 161.6%
(Cost $2,283,690,747) 2,267,879,297
BORROWINGS - (36.9)% (j),(k) (517,200,000)
TFP SHARES, NET - (20.2)%(l) (283,960,342)
OTHER ASSETS & LIABILITIES, NET -  (4.5)% (63,334,453)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,403,384,502

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $174,099,539 or 7.7% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Portion of investment purchased on a delayed delivery basis.
(f) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(g) When-issued or delayed delivery security.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(j) Borrowings as a percentage of Total Investments is 22.8%.
(k) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(l) TFP Shares, Net as a percentage of Total Investments is 12.5%.

Portfolio of Investments October 31, 2025
(continued)
JFR

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
JFR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 3,154,343 $ – $ 3,154,343
Common Stocks 3,876,460 15,167,096 595,260 19,638,816
Corporate Bonds – 228,496,488 – 228,496,488
Preferred Stock – 559,654 – 559,654
Variable Rate Senior Loan Interests – 1,903,616,291 420,502 1,904,036,793
Warrants – 523,312 28,216 551,528
Short-Term Investments:
Investment Companies 111,441,675 – – 111,441,675
Total $ 115,318,135 $ 2,151,517,184 $ 1,043,978 $ 2,267,879,297
JFR
Level 3
Common
Stocks
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $595,629 $5,417 $25,830
Gains (losses):
Net realized gains (losses) - 1,764 -
Change in net unrealized appreciation (depreciation) (369) (24,662) 2,386
Purchases at cost - 418,929 -
Sales at proceeds - (30,065) -
Net discounts (premiums) - 49,119 -
Transfers into - - -
Transfers (out of) - - -
Balance at the end of period $595,260 $420,502 $28,216
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(369) $(24,662) $2,386
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JFR Common Stocks $22,615 Expected Recovery Recovery Proceeds $0.01-$8.00 $2.18
572,645 Enterprise Value Acquisition Cost $1,000.00 N/A
Variable Rate
Senior Loan
Interests
415,684 Broker-Dealer
Price Quotation(s)
Litigation Proceeds $0.55 N/A
4,818 Enterprise Value Acquisition Cost $89.16 N/A
Warrants 28,216 Expected Recovery Recovery Proceeds $0.25-$0.35 $0.32
Total $1,043,978